Income taxes (Details 1) - USD ($)	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Income taxes
Non-capital Loss Carry-forwards	$ 16,560,810	$ 16,323,553
Book And Tax Basis Differences On Assets And Liabilities	1,582,397	1,527,791
Other	2,120,034	1,509,122
Investment Tax Credit	2,850,496	2,850,496
Undeducted Research And Development Expenditures	4,227,211	4,227,211
Capital Loss Carryforwards	318,915	318,915
Share Issuance Cost	6,077	227,253
Deferred Tax Assets, Gross	27,665,940	26,984,341
Unrealized Foreign Exchange Gain	271,913	271,913
Convertible Debentures	0	(12,857)
Deferred Tax Liabilities	(271,913)	(284,770)
Valuation Allowances For Deferred Tax Assets	27,394,027	26,699,571
Net Deferred Tax Assets	$ 0	$ 0	$ 0